Note 11 - Equity and Stock-based Compensation - Warrants to Service Providers, Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	4 Months Ended	8 Months Ended	12 Months Ended
	Mar. 31, 2017	May 04, 2016	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	May 05, 2016
Shares outstanding (in shares)	1,265,000
Shares outstanding, weighted-average exercise price (in dollars per share)	$ 1
Shares outstanding, weighted-average exercise price (in dollars per share)			$ 1	$ 1
Shares outstanding, weighted-average remaining contractual term (Year)				9 years 186 days
Shares exercisable (in shares)			331,665	331,665
Shares exercisable, weighted-average exercise price (in dollars per share)			$ 1	$ 1
Shares outstanding (in shares)			1,265,000	1,265,000
The 2016 Omnibus Plan [Member]
Shares outstanding (in shares)	1,265,000
Shares outstanding, weighted-average exercise price (in dollars per share)	$ 1
Shares outstanding, weighted-average exercise price (in dollars per share)		$ 0	$ 1	$ 1
Shares outstanding, weighted-average remaining contractual term (Year)		0 years	9 years 186 days
Shares outstanding, aggregate intrinsic value			$ 0	$ 0		$ 0
Shares granted (in shares)	22,500		1,370,000	1,370,000
Shares granted, weighted-average exercise price (in dollars per share)			$ 1
Shares granted, weighted-average remaining contractual term (Year)			10 years
Shares exercised (in shares)	0			0
Shares exercised, weighted-average exercise price (in dollars per share)
Shares exercisable (in shares)			331,665	331,665
Shares exercisable, weighted-average exercise price (in dollars per share)			$ 1	$ 1
Shares exercisable, weighted-average remaining contractual term (Year)			9 years 186 days
Shares vested & expected to vest (in shares)			1,265,000	1,265,000
Shares vested & expected to vest, weighted-average exercise price (in dollars per share)			$ 1	$ 1
Shares forfeited or expired (in shares)			(105,000)
Shares vested & expected to vest, weighted-average remaining contractual term (Year)			9 years 186 days
Shares forfeited or expired, weighted-average exercise price (in dollars per share)
Shares outstanding (in shares)		0	1,265,000	1,265,000
Warrants Issued for Services [Member]
Outstanding (in shares)		406,364		406,364
Outstanding, weighted-average exercise price (in dollars per share)		$ 0.67		$ 0.67
Outstanding, weighted-average remaining contractual term (Year)					3 years 109 days
Granted (in shares)
Exercised (in shares)
Exercisable (in shares)
Exercisable, weighted-average exercise price (in dollars per share)
Exercisable, weighted-average remaining contractual term (Year)
Forfeited or expired (in shares)		(406,364)
Forfeited or expired, weighted-average exercise price (in dollars per share)		$ 0.67
Outstanding (in shares)					406,364
Outstanding, weighted-average exercise price (in dollars per share)					$ 0.67